Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Leases [Line Items]
Rental expense recorded for short-term leases	$ 12	$ 8	$ 11
Information about exposure arising from leases not yet commenced to which lessee is committed	Leases not yet commenced to which Group is committed is $21 million for a lease term ranging from 3 years to 10 years.
Leases not yet commenced	$ 21
Top of Range
Disclosure Of Leases [Line Items]
Lease term	10 years
Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	3 years